Employee benefit plans	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Employee benefit plans
Note 11: Employee benefit plans

The Bank maintains trusteed pension plans including non-contributory defined benefit plans and a number of defined contribution plans, and provides post-retirement medical benefits to its qualifying retirees. The defined benefit provisions under the pension plans are generally based upon years of service and average salary during the relevant years of employment. The defined benefit and post-retirement medical plans are not open to new participants and are non-contributory and the funding required is provided by the Bank, based upon the advice of independent actuaries. The defined benefit pension plans are in the Bermuda, Guernsey and UK jurisdictions and the defined benefit post-retirement medical plan is in Bermuda.

Bermuda Defined Benefit and Post-Retirement Medical Benefit Plan
The Bank amortizes prior service credit resulting from plan amendments that occurred when plan members were active employees, on a linear basis over the expected average remaining service period (to full eligibility) of active members expected to receive benefits under the plan. Such remaining service periods are as follows: 3.1 years for the 2010 plan amendments and 4.6 years for the 2011 plan amendments. Plan amendments occurring in 2014 and 2019 resulted in the recognition of new prior service cost on December 31, 2014 and December 31, 2019 on a plan for which substantially all members are now inactive and, in accordance with GAAP, the Bank has elected to amortize these new prior service costs on a linear basis over 21 years and 16 years, respectively, which was the average remaining life expectancy of members eligible for benefits under the plan at the time of the amendments.

Guernsey Defined Benefit Pension Plan
Effective October 2014, all the participants of the Guernsey defined benefit pension plan became inactive and in accordance with GAAP, the net actuarial loss of the Guernsey defined benefit pension plan will be amortized over the then estimated average remaining life expectancy of the inactive participants of 39 years. Prior to all of the Guernsey participants being inactive, the net actuarial loss of the Guernsey defined benefit pension plan was amortized to net income over the estimated average remaining service period for active members of 15 years.

UK Defined Benefit Pension Plan
The UK defined benefit pension plan closed to new members effective April 1, 2002 and subsequently closed to further accrual of new benefits effective October 1, 2012. During the years ended December 31, 2018 and 2017, the pension plan settled in cash the liability of several plan members and an insurance policy was purchased in the name of the trustees of the plan to match the liabilities of remaining members who were pensioners as at March 31, 2016.

The following table presents the financial position of the Bank’s defined benefit pension plans and the Bank’s post-retirement medical benefit plan, which is unfunded. The Bank measures the benefit obligations and plan assets annually on each December 31 and therefore, the most recent measurement date is December 31, 2019.

	December 31, 2019		December 31, 2018		December 31, 2017
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Accumulated benefit obligation at end of year	168,791	110,347	148,966	117,203	179,613	127,687

Change in projected benefit obligation
Projected benefit obligation at beginning of year	148,966	117,203	179,613	127,687	178,068	126,334
Service cost	—	58	—	63	—	64
Interest cost	5,034	4,741	4,971	4,305	5,361	4,703
Benefits paid	(7,546)	(4,010)	(17,274)	(3,263)	(13,444)	(2,118)
Prior service cost	—	—	212	—	—	—
Plan amendment	—	2,369	—	—	—	—
Settlement and curtailment of liability	(2,549)	—	(1,825)	—	(6,108)	—
Actuarial (gain) loss	21,950	(10,014)	(12,423)	(11,589)	7,384	(1,296)
Foreign exchange translation adjustment	2,936	—	(4,308)	—	8,352	—
Projected benefit obligation at end of year	168,791	110,347	148,966	117,203	179,613	127,687

Change in plan assets
Fair value of plan assets at beginning of year	154,151	—	185,495	—	172,206	—
Actual return on plan assets	25,225	—	(11,618)	—	14,801	—
Employer contribution	2,605	4,010	3,653	3,263	8,448	2,118
Plan settlement	(2,043)	—	(1,608)	—	(5,123)	—
Benefits paid	(7,546)	(4,010)	(17,274)	(3,263)	(13,444)	(2,118)
Foreign exchange translation adjustment	3,008	—	(4,497)	—	8,607	—
Fair value of plan assets at end of year	175,400	—	154,151	—	185,495	—

Amounts recognized in the consolidated balance sheets consist of:
Prepaid benefit cost included in other assets	6,609	—	5,185	—	6,993	—
Accrued pension benefit cost included in employee benefit plans liability	—	(110,347)	—	(117,203)	(1,111)	(127,687)
Surplus (deficit) of plan assets over projected benefit obligation at measurement date	6,609	(110,347)	5,185	(117,203)	5,882	(127,687)

		Year ended
		December 31, 2019		December 31, 2018		December 31, 2017
		Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Amounts recognized in accumulated other comprehensive loss consist of:
Net actuarial gain (loss), excluding deferred taxes		(67,118)	(2,660)	(65,506)	(12,946)	(62,521)	(27,150)
Net prior service credit (cost)		(190)	(8,390)	(202)	(6,397)	—	(6,436)
Deferred income taxes assets (liabilities)		996	—	816	—	1,180	—
Net amount recognized in accumulated other comprehensive loss		(66,312)	(11,050)	(64,892)	(19,343)	(61,341)	(33,586)

Annual Benefit Expense
Expense component	Line item in the consolidated statements of operations
Service cost	Salaries and other employee benefits	—	58	—	63	—	64
Interest cost	Non-service employee benefits expense	5,034	4,741	4,971	4,305	5,361	4,703
Expected return on plan assets	Non-service employee benefits expense	(7,563)	—	(8,720)	—	(8,199)	—
Amortization of net actuarial (gains) losses	Non-service employee benefits expense	2,197	272	2,106	2,615	2,238	3,514
Amortization of prior service (credit) loss	Non-service employee benefits expense	20	376	—	39	—	(759)
(Gain) loss on settlement	Net other gains (losses) / Non-service employee benefits expense	572	—	1,757	—	1,232	—
Defined benefit (income) expense		260	5,447	114	7,022	632	7,522
Defined contribution expense		8,340	—	7,442	—	6,521	—
Total benefit (income) expense		8,600	5,447	7,556	7,022	7,153	7,522
The components of benefit expense (income) other than the service cost component are included in the line item non-service employee benefits expense in the consolidated statements of operations.

Other Changes Recognized in Other Comprehensive Income (Loss)
Net gain (loss) arising during the year		(3,472)	10,014	(5,987)	11,589	1,472	1,296
Prior service credit (cost) arising during the year		—	(2,369)	(212)	—	—	—
Amortization of net actuarial (gains) losses		2,407	272	2,106	2,615	2,247	3,514
Amortization of prior service (credit) cost		19	376	—	39	—	(759)
Change in deferred taxes		149	—	(298)	—	(595)	—
Foreign exchange adjustment		(523)	—	840	—	(1,233)	—
Total changes recognized in other comprehensive income (loss)		(1,420)	8,293	(3,551)	14,243	1,891	4,051

To develop the expected long-term rate of return on the plan assets assumption for each plan, the Bank considered the historical returns and the future expectations for returns for each asset class, as well as the target asset allocations of the assets. The weighted average discount rate used to determine benefit obligations at the end of the year is derived from interest rates on high quality corporate bonds with maturities that match the expected benefit payments.

Actuarial Assumptions

	Year ended
	December 31, 2019		December 31, 2018		December 31, 2017
	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan	Pension plans	Post- retirement medical benefit plan
Actuarial assumptions used to determine annual benefit expense
Weighted average discount rate	3.65%	4.40%	3.05%	3.73%	3.40%	4.37%
Weighted average rate of compensation increases [1]	2.50%	N/A	2.50%	N/A	2.50%	N/A
Weighted average expected long-term rate of return on plan assets	5.00%	N/A	4.70%	N/A	4.75%	N/A
Weighted average annual medical cost increase rate	N/A	7.5% to 4.5% in 2035	N/A	7.7% to 4.5% in 2035	N/A	7.8% to 4.5% in 2035

Actuarial assumptions used to determine benefit obligations at end of year
Weighted average discount rate	2.65%	3.38%	3.65%	4.40%	3.05%	3.73%
Weighted average rate of compensation increases [1]	2.30%	N/A	2.50%	N/A	2.40%	N/A
Weighted average annual medical cost increase rate	N/A	7.3% to 4.5% in 2040	N/A	7.5% to 4.5% in 2035	N/A	7.7% to 4.5% in 2035
[1] Only the UK subsidiary plan is impacted by potential future compensation increases.

Investments Policies and Strategies
The pension plans’ assets are managed according to each plan's investment policy statement, which outlines the purpose of the plan, statement of objectives and guidelines and investment policy. The asset allocation is diversified and any use of derivatives is limited to hedging purposes only.

	December 31, 2019		December 31, 2018
Weighted average actual and target asset allocations of the pension plans by asset category	Actual allocation	Target allocation	Actual allocation	Target allocation
Debt securities (including debt mutual funds)	32%	36%	33%	47%
Equity securities (including equity mutual funds)	51%	47%	55%	37%
Other	17%	17%	12%	16%
Total	100%	100%	100%	100%

Fair Value Measurements of Pension Plans' Assets
The following table presents the fair value of the plans' assets by category and level of inputs used in their respective fair value determination as described in Note 2: Significant accounting policies, except the level 3 security, for which the valuation determination is described following the below table:

	December 31, 2019				December 31, 2018
	Fair value determination				Fair value determination
	Level 1	Level 2	Level 3	Total fair value	Level 1	Level 2	Level 3	Total fair value
US government and federal agencies	—	19,445	—	19,445	—	10,221	—	10,221
Non-US governments debt securities	—	1,089	—	1,089	—	1,039	—	1,039
Corporate debt securities	—	35,688	—	35,688	—	39,589	—	39,589
Equity securities and mutual funds	1,112	88,631	—	89,743	925	83,638	—	84,563
Other	10,049	406	18,980	29,435	—	1,779	16,960	18,739
Total fair value of plans' assets	11,161	145,259	18,980	175,400	925	136,266	16,960	154,151

The Level 3 assets consist of insured annuity policies covering the full pension benefits of certain plan members. The fair value of these policies is deemed equal to the actuarial value of the projected benefit obligation for the insured benefits. At December 31, 2019, 26.8% (December 31, 2018: 32.6%) of the assets of the pension plans were mutual funds and equity securities managed or administered by wholly-owned subsidiaries of the Bank. At December 31, 2019, 0.6% (December 31, 2018: 0.6%) of the plans' assets were invested in common shares of the Bank.

The investments of the pension funds are diversified across a range of asset classes and are diversified within each asset class. The assets are generally actively managed with the goal of adding some incremental value through security selection and asset allocation.

Estimated 2020 Bank contribution to and estimated benefit payments for the next ten years under the pension and post-retirement medical benefit plans are as follows:

	Pension plans	Post- retirement medical benefit plan
Estimated Bank contributions for the full year ending December 31, 2020	2,472	4,161
Estimated benefit payments by year:
2020	7,300	4,161
2021	7,300	4,474
2022	7,300	4,716
2023	7,200	4,959
2024	7,100	5,194
2025-2029	34,400	29,109